Average Annual Total Returns		12 Months Ended	42 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	12.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	11.93%
FT Vest Nasdaq-100 Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	10.27%
Performance Inception Date	Jun. 18, 2021
FT Vest Nasdaq-100 Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	10.27%
FT Vest Nasdaq-100 Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.75%	8.05%